Other information about investments - Other significant investments - Refining & Marketing and Chemical (Details)	12 Months Ended
	Dec. 31, 2019 GHS (GH₵)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Other significant investments
Share capital					€ 4,005,000,000	€ 4,005,000,000
ENI SpA
Other significant investments
Share capital					4,005,358,876	€ 4,005,358,876
Refining & Marketing | Italy | Other significant investments One [member]
Other significant investments
Company name	Società Italiana Oleodotti di Gaeta SpA(a)
Registered office	Rome
Country of operation	Italy
Share capital					360,000,000
Consolidation or valuation method	F.V.
Refining & Marketing | Italy | Other significant investments One [member] | Third parties
Other significant investments
% Ownership	27.52%
Refining & Marketing | Italy | Other significant investments One [member] | ENI SpA
Other significant investments
% Ownership	72.48%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Two [Member]
Other significant investments
Company name	BFS Berlin Fuelling Services GbR
Registered office	Hamburg (Germany)
Country of operation	Germany
Share capital					89,199
Consolidation or valuation method	F.V.
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Two [Member] | Eni Deutsch.GmbH [Member]
Other significant investments
% Ownership	12.50%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Two [Member] | Third parties
Other significant investments
% Ownership	87.50%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Three [Member]
Other significant investments
Company name	Compania de Economia Mixta ‘Austrogas'
Registered office	Cuenca (Ecuador)
Country of operation	Ecuador
Share capital | $				$ 5,665,329
Consolidation or valuation method	F.V.
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Three [Member] | Third parties
Other significant investments
% Ownership	86.62%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Three [Member] | Eni Ecuador SA [Member]
Other significant investments
% Ownership	13.38%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Four [Member]
Other significant investments
Company name	Dépôt Pétrolier de Fos SA
Registered office	Fos-Sur-Mer (France)
Country of operation	France
Share capital					3,954,196.40
Consolidation or valuation method	F.V.
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Four [Member] | Third parties
Other significant investments
% Ownership	83.19%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Four [Member] | Eni France Sarl [Member]
Other significant investments
% Ownership	16.81%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Five [Member]
Other significant investments
Company name	Dépôt Pétrolier de la Côte d'Azur SAS
Registered office	Nanterre (France)
Country of operation	France
Share capital					207,500
Consolidation or valuation method	F.V.
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Five [Member] | Third parties
Other significant investments
% Ownership	82.00%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Five [Member] | Eni France Sarl [Member]
Other significant investments
% Ownership	18.00%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Six [Member]
Other significant investments
Company name	Joint Inspection Group Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £			£ 0
Consolidation or valuation method	F.V.
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Six [Member] | Third parties
Other significant investments
% Ownership	87.50%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Six [Member] | ENI SpA
Other significant investments
% Ownership	12.50%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Seven [Member]
Other significant investments
Company name	S.I.P.G. Société Immobiliere Pétroliere de Gestion Snc
Registered office	Tremblay-En-France (France)
Country of operation	France
Share capital					40,000
Consolidation or valuation method	F.V.
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Seven [Member] | Third parties
Other significant investments
% Ownership	87.50%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Seven [Member] | Eni France Sarl [Member]
Other significant investments
% Ownership	12.50%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Eight [Member]
Other significant investments
Company name	Sistema Integrado de Gestion de Aceites Usados
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital					175,713
Consolidation or valuation method	F.V.
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Eight [Member] | Third parties
Other significant investments
% Ownership	84.56%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Eight [Member] | Eni Iberia SLU [Member]
Other significant investments
% Ownership	15.44%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Nine [Member]
Other significant investments
Company name	Tanklager - Gesellschaft Tegel (TGT) GbR
Registered office	Hamburg (Germany)
Country of operation	Germany
Share capital					€ 4,953
Consolidation or valuation method	F.V.
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Nine [Member] | Eni Deutsch.GmbH [Member]
Other significant investments
% Ownership	12.50%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Nine [Member] | Third parties
Other significant investments
% Ownership	87.50%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Ten [Member]
Other significant investments
Company name	TAR - Tankanlage Ruemlang AG
Registered office	Ruemlang (Switzerland)
Country of operation	Switzerland
Share capital | SFr		SFr 3,259,500
Consolidation or valuation method	F.V.
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Ten [Member] | Third parties
Other significant investments
% Ownership	83.73%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Ten [Member] | Eni Suisse SA [Member]
Other significant investments
% Ownership	16.27%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Eleven [Member]
Other significant investments
Company name	Tema Lube Oil Co Ltd
Registered office	Accra (Ghana)
Country of operation	Ghana
Share capital | GH₵	GH₵ 258,309
Consolidation or valuation method	F.V.
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Eleven [Member] | Third parties
Other significant investments
% Ownership	88.00%
Refining & Marketing | Foreign (outside Italy) | Other Significant Investments Eleven [Member] | Eni International BV
Other significant investments
% Ownership	12.00%